Share-based awards - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥) shares
Number of share options
Outstanding at beginning of year | shares	7,129,334	7,129,334
Granted | shares	2,000,000	2,000,000
Exercised | shares	(2,210,667)	(2,210,667)
Canceled/forfeited | shares	(84,000)	(84,000)
Vested and exercisable | shares							3,693,333
Vested and expected to vest | shares							6,777,267
Outstanding at end of year | shares	6,834,667	6,834,667		7,129,334
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year | $ / shares		$ 77.08
Granted | $ / shares		78.37
Exercised | $ / shares		53.33
Canceled/forfeited | $ / shares		26
Vested and exercisable | $ / shares		94.37
Vested and expected to vest | $ / shares		86.28
Outstanding at end of year | $ / shares		$ 85.77	$ 77.08
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, outstanding			3 years 10 months 24 days	3 years 10 months 24 days			5 years 6 months
Weighted average remaining contractual life, granted	9 years 8 months 12 days	9 years 8 months 12 days
Weighted average remaining contractual life, vested and exercisable	3 years 6 months	3 years 6 months
Weighted average remaining contractual life, vested and expected to vest	5 years 6 months	5 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense	¥ 18,546	$ 2,569		¥ 30,831		¥ 23,971
Options
Number of share options
Granted | shares				0
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥							¥ 401
Aggregate intrinsic value of options that were vested and exercisable | ¥							124
Aggregate intrinsic value of options that were vested and expected to vest | ¥							382
Weighted average grant date fair value of share options | $ / shares		$ 40.3	$ 0		$ 103.72
Total grant date fair value of options vested | ¥	238			¥ 327		306
Aggregate intrinsic value of share options exercised | ¥	382			67		137
Cash received from option exercise under the share option plans | ¥	¥ 843			8		¥ 109
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	4.50%	4.50%
Risk-free interest rate, minimum						1.93%
Risk-free interest rate, maximum						2.00%
Expected dividend yield	0.00%	0.00%				0.00%
Expected life (years)	6 years 6 months	6 years 6 months
Expected volatility	44.80%	44.80%				35.70%
Unamortized compensation costs | ¥							¥ 624
Weighted average period over which unamortized compensation costs expected be recognized							2 years 8 months 12 days
Share-based compensation expense | ¥	¥ 240			¥ 490		¥ 86
Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)						3 years 8 months 15 days
Options | Maximum
Additional disclosure
Expiry period	12 years	12 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)						7 years 1 month 20 days